FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amentment [ x ]; Amendment Number:1
This Amendment (Check only one.):  [ x  ]  is a restatement.
                                   [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Continental Casualty Company
Address:      CNA Plaza
              Chicago, IL 60685


13F File Number:  28-387

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lynne Gugenheim
Title: Senior Vice President and Deputy General Counsel
Phone: (312) 822 4921
Signature, Place, and Date of Signing:
November 12, 2002
Chicago, Illinois, 60685

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

Report Type (Check only one.):
 [    ]              13F HOLDINGS REPORT.

 [  x ]              13F NOTICE.

 [    ]              13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

The securities on which Continental Casualty Company exercises shared investment discretion have been reported upon by CNA
Financial Corporation on behalf of Continental Assurance Company.
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